REPORTABLE SEGMENTS	6 Months Ended
Jun. 30, 2025
Segment Reporting [Abstract]
REPORTABLE SEGMENTS

11. REPORTABLE SEGMENTS

Operating segments are components of an enterprise where separate financial information is available and that are evaluated regularly by the Company’s CODM in deciding how to allocate resources and in assessing performance. The Company reports segment information based on the “management” approach and its CODM is its Chief Executive Officer.

The Company’s services are similar to one another in that they consist of oilfield services and related offerings, whose customers are oil and natural gas companies. The results of operations of the service offerings are regularly reviewed by the CODM for the Company for the purposes of determining resource and asset allocation and assessing performance. The Company has determined that it has two reportable segments, Production Services and Drilling and Evaluation Services. The CODM evaluates the operating results of its reportable segments primarily based on revenue and segment operating (loss) / income. Segment operating (loss) / income does not include general corporate expenses, such as corporate overhead (costs incurred at the Company’s global and regional headquarter locations), share-based compensation, and transaction and integration costs, as these expenses are not allocated to the Company’s reportable segments and not reported to the Company’s CODM.

Production Services that are offered depend on the well life cycle in which the services may fall. They include, but are not limited to, the following types of service offerings: hydraulic fracturing, coiled tubing, stimulation and pumping, cementing, nitrogen services, filtration services, pipelines and industrial services, production assurance, artificial lift services, completions and integrated production management.

Drilling and Evaluation Services generates its revenue from the following service offerings: rigs and integrated services, fishing and downhole tools, thru-tubing intervention, tubular running services, directional drilling, drilling and completion fluids, pressure control, well testing services, wireline logging services, and slickline services.

The Company’s operations and activities are located within certain geographies, primarily the MENA region.

Revenue from operations

	For the three-month period ended		For the six-month period ended
	June 30, 2025	June 30, 2024	June 30, 2025	June 30, 2024
Reportable Segment:
Production Services	$205,061	$219,595	$393,148	$414,098
Drilling and Evaluation Services	122,307	105,374	237,322	207,719
Total external revenue	$327,368	$324,969	$630,470	$621,817

Long-lived assets

	As of
	June 30, 2025	December 31, 2024
Reportable Segment:
Production Services	$209,492	$220,453
Drilling and Evaluation Services	163,833	162,295
Total Reportable Segments	373,325	382,748
Unallocated assets	50,531	55,398
Total long-lived assets	$423,856	$438,146

Unallocated assets mainly comprise of buildings and leasehold improvements in the countries which supports both the segments in the normal course of business.

Total segment operating income

	For the three-month period ended		For the six-month period ended
	June 30, 2025	June 30, 2024	June 30, 2025	June 30, 2024
Reportable Segment:
Production Services	$22,696	$27,954	$42,725	$46,878
Drilling and Evaluation Services	20,714	12,921	36,861	22,677
Total Reportable Segments	43,410	40,875	79,586	69,555
Unallocated expenses	(16,319)	(6,759)	(31,554)	(10,881)
Total operating income	27,091	34,116	48,032	58,674
Interest expense, net	(8,562)	(9,439)	(16,846)	(20,043)
Other income, net	940	184	1,999	805
Income before income tax	$19,469	$24,861	$33,185	$39,436

Unallocated expenses for the three-month and six-month periods ended June 30, 2025, and June 30, 2024, respectively, mainly include corporate selling, general, and administrative expenses (inclusive of amortization), offset in small part by a portion of these costs that are allocated to the reportable segments. As described elsewhere, corporate selling, general, and administrative expenses are primarily comprised of payroll and compensation costs for headquarters’ employees, professional and legal expenses relating to audit firms, consulting firms and legal counsel, and depreciation charges on headquarters’ offices and leasehold improvements.

Significant segment expenses, which represent the difference between segment revenue and pretax segment income, consist of the following:

	For the three-month period ended		For the six-month period ended
	June 30, 2025	June 30, 2024	June 30, 2025	June 30, 2024
Production Services:
Compensation	$47,045	$46,937	$94,072	$92,657
Cost of products, materials, and supplies	65,449	66,779	118,466	123,276
Transport and rental	29,334	28,876	57,649	56,357
Depreciation and amortization	19,817	20,021	40,048	37,750
Other	20,726	29,029	40,189	57,179
	$182,371	$191,642	$350,424	$367,219

	For the three-month period ended		For the six-month period ended
	June 30, 2025	June 30, 2024	June 30, 2025	June 30, 2024
Drilling and Evaluation Services
Compensation	$35,848	$33,848	$72,505	$66,452
Cost of products, materials, and supplies	17,434	18,126	35,366	35,240
Transport and rental	23,030	15,631	45,316	31,016
Depreciation and amortization	11,646	10,666	23,051	21,230
Other	13,629	14,181	24,222	31,105
	$101,587	$92,452	$200,460	$185,043

Other segment expenses include mobilization, occupancy, professional, and other costs.

Revenue by geographic area

	For the three-month period ended		For the six-month period ended
	June 30, 2025	June 30, 2024	June 30, 2025	June 30, 2024
Geographic Area:
Domestic (British Virgin Islands)	$-	$-	$-	$-
MENA	324,699	322,354	626,157	616,082
Rest of World	2,669	2,615	4,313	5,735
Total revenue	$327,368	$324,969	$630,470	$621,817

Long-lived assets by geographic area

	As of
	June 30, 2025	December 31, 2024
Geographic area:
Domestic (British Virgin Islands)	$-	$-
MENA	414,714	428,353
Rest of World	9,142	9,793
Total long-lived assets	$423,856	$438,146